REVENUE AND SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
REVENUE AND SEGMENT INFORMATION

13. REVENUE AND SEGMENT INFORMATION

The Company follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (“CODM”), Mr. Ching Shun Ngan, to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.

Based on the management’s assessment, the Company determined that it has only one operating segment which is the provision of forwarding services and therefore one reportable segment as defined by ASC 280. During the years ended September 30, 2024 and 2023, 100% of the Company’s long-lived assets were located in Hong Kong. For the years ended September 30, 2024 and 2023, revenue and assets within Hong Kong contributed over 90% of the Company’s total revenue and assets. The single segment represents the Company’s core business of providing (i) air freight forwarding services; (ii) ocean freight forwarding services; and (iii) other services to its customers in Hong Kong. Our other services include warehousing and distribution, X-ray, gate charge and palletization.

The following table presents revenue by major revenue type for the years ended September 30, 2022, 2023 and 2024, respectively:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Air freight forwarding services	72,562,276	33,236,407	48,010,322
Ocean freight forwarding services	788,427	378,039	898,709
Other services	1,835,426	2,459,558	3,267,078

Total	75,186,129	36,074,004	52,176,109

The following table presents revenue by timing of revenue recognition for the years ended September 30, 2022, 2023 and 2024, respectively:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Timing of Revenue Recognition
Services transferred over time	74,467,097	33,880,177	49,045,423
Services transferred at a point in time	719,032	2,193,827	3,130,686

Total	75,186,129	36,074,004	52,176,109